Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Net Revenues Disaggregated by Product Category

The following table summarizes the Company’s net revenues disaggregated by product category:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Builds	$6,910,684	$6,347,465	$13,318,583	$13,246,819
Warranty and other	105,208	106,953	118,680	197,345
Total revenues, net	$7,015,892	$6,454,418	$13,437,263	$13,444,164

The following table summarizes the Company’s net revenues disaggregated by product category:

	Year Ended December 31,
	2024	2023
	As Restated
Builds	$24,771,840	$19,317,837
Warranty and other	393,893	174,769
Total revenues, net	$25,165,733	$19,492,606

Schedule of Deferred Revenue and Remaining Performance Obligation

Deferred revenue and remaining performance obligation:

	June 30, 2025	December 31, 2024

Beginning balance, January 1	$11,802,825	$16,190,861
Additional deposits received	8,316,944	19,476,465
Revenue Recognized during the year at a point-in-time	(11,150,099)	(23,864,501)
Ending balance	$8,969,670	$11,802,825

Contract Liability and remaining performance obligations

	2024	2023
	As Restated
Beginning balance, January 1	$16,190,861	$17,493,628
Additional deposits received	19,476,466	17,454,370
Revenue Recognized during the year at a point-in-time	(23,864,501)	(18,757,137)
Ending balance, December 31	$11,802,825	$16,190,861